Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net income (loss)	$ (3,965,000)	$ 6,736,000
Successor [Member]
Cash flows from operating activities:
Net income (loss)	(3,965,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	6,460,000
Shares issued for transaction costs	2,175,000
Gain (loss) on disposal of assets, net	(281,000)
Allowance for doubtful accounts
Accrued interest	1,899,000
Other, net	603,000
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	801,000
(Increase) decrease in inventories	(35,000)
(Increase) decrease in prepaid expenses	462,000
(Increase) decrease in other current assets and unbilled revenue	(8,387,000)
(Increase) decrease in other long term assets	2,039,000
(Decrease) increase accounts payable and accrued liabilities	13,397,000
Increase (decrease) in other current liabilities	(844,000)
Net cash provided by operating activities	14,324,000
Cash flows from investing activities:
Proceeds from the Company's Trust account	231,782,000
Capital expenditures	(2,157,000)
Acquisition of business, net of cash acquired	(282,190,000)
Other investing activities	330,000
Net cash used in investing activities	(52,235,000)
Cash flows from financing activities:
Redemption of ordinary shares	(19,380,000)
Proceeds from issuance of shares	48,294,000
Proceeds from borrowings
Payment of deferred underwriting fees	(5,333,000)
Proceeds from lines of credit and other debt	50,000,000
Dividend paid
Other financing activities, net	1,185,000
Net cash provided by (used in) financing activities	74,766,000
Effect of exchange rate changes on cash
Net increase in cash	36,855,000
Cash, beginning of period	46,000
Cash, end of period	36,901,000	46,000
Cash payments during the year
Interest	143,000
Income taxes	3,061,000
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)		6,736,000	$ 10,258,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Allowance for doubtful accounts		2,400,000	100,000
Predecessor [Member] | NPS Holdings Limited [Member]
Cash flows from operating activities:
Net income (loss)		6,736,000	10,258,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		17,284,000	18,570,000
Shares issued for transaction costs
Gain (loss) on disposal of assets, net			(73,000)
Allowance for doubtful accounts		2,402,000	83,000
Accrued interest		3,350,000	3,273,000
Other, net		1,442,000	887,000
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		(15,000)	(6,430,000)
(Increase) decrease in inventories		(2,080,000)	(3,268,000)
(Increase) decrease in prepaid expenses		(759,000)	(903,000)
(Increase) decrease in other current assets and unbilled revenue		(16,257,000)	3,590,000
(Increase) decrease in other long term assets		(544,000)	(6,875,000)
(Decrease) increase accounts payable and accrued liabilities		7,335,000	3,748,000
Increase (decrease) in other current liabilities		1,932,000	1,397,000
Net cash provided by operating activities		20,826,000	24,257,000
Cash flows from investing activities:
Proceeds from the Company's Trust account
Capital expenditures		(9,861,000)	(20,192,000)
Acquisition of business, net of cash acquired		(1,098,000)	(625,000)
Other investing activities			73,000
Net cash used in investing activities		(10,959,000)	(20,744,000)
Cash flows from financing activities:
Redemption of ordinary shares
Proceeds from issuance of shares
Proceeds from borrowings		47,063,000
Payment of deferred underwriting fees		(164,000)	(2,885,000)
Proceeds from lines of credit and other debt			923,000
Dividend paid		(48,210,000)
Other financing activities, net		(4,429,000)	(1,240,000)
Net cash provided by (used in) financing activities		(5,740,000)	(3,202,000)
Effect of exchange rate changes on cash		(16,000)	(26,000)
Net increase in cash		4,111,000	285,000
Cash, beginning of period	$ 31,656,000	27,545,000	25,534,000
Cash, end of period		31,656,000	25,819,000
Cash payments during the year
Interest		3,636,000	3,090,000
Income taxes		$ 345,000	$ 482,000